RISK MANAGEMENT (Details 18) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Sensitivity Analysis Scenario 1 [Member] | Sensitivity Analysis For Financial Assets Classified As Level Impact On Shareholders Equity [Member]
IfrsStatementLineItems [Line Items]
Interest rate in Reais	R$ (1)	R$ (3)
Exchange coupon	(1)	(2)
Foreign currency	94	106
Equities	10,672	6,695
Price indexes		(106)
Sensitivity Analysis Scenario 1 [Member] | Sensitivity Analysis For Financial Assets Classified As Level Impact On Income 3 [Member]
IfrsStatementLineItems [Line Items]
Equities	4,632	3,966
Sensitivity Analysis Scenario 2 [Member] | Sensitivity Analysis For Financial Assets Classified As Level Impact On Shareholders Equity [Member]
IfrsStatementLineItems [Line Items]
Interest rate in Reais	(326)	(622)
Exchange coupon	(189)	(308)
Foreign currency	2,354	2,656
Equities	266,793	167,386
Price indexes		(13,739)
Sensitivity Analysis Scenario 2 [Member] | Sensitivity Analysis For Financial Assets Classified As Level Impact On Income 3 [Member]
IfrsStatementLineItems [Line Items]
Equities	115,811	99,152
Sensitivity Analysis Scenario 3 [Member] | Sensitivity Analysis For Financial Assets Classified As Level Impact On Shareholders Equity [Member]
IfrsStatementLineItems [Line Items]
Interest rate in Reais	(624)	(1,181)
Exchange coupon	(371)	(603)
Foreign currency	4,708	5,312
Equities	533,585	334,772
Price indexes		(25,648)
Sensitivity Analysis Scenario 3 [Member] | Sensitivity Analysis For Financial Assets Classified As Level Impact On Income 3 [Member]
IfrsStatementLineItems [Line Items]
Equities	R$ 231,622	R$ 198,303